General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	€ 5,138	€ 1,844	€ 438
Personnel expenses
SummaryOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	2,948	1,134	309
Legal and consulting fees
SummaryOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	1,478	394	86
Others
SummaryOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	€ 712	€ 316	€ 43